EQUITY - Movement in issued and outstanding share capital (Details)	12 Months Ended
	Dec. 31, 2025 shares Options	Dec. 31, 2024 Options shares	Dec. 31, 2023 Options shares
EQUITY.
Number of shares, beginning balance	49,726,906	47,894,688
Issuance of Ordinary shares		754,443
Vested RSUs	1,012,474	460,259
Exercise of employees' options into Ordinary shares | Options	637,510	617,516	299,471
Number of shares, ending balance	51,376,890	49,726,906	47,894,688